Inventories (Schedule of inventories) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 995	$ 913
Finished goods	1,851 [1]	1,050
Inventories	2,846	$ 1,963
Inventory write-down	$ 326

[1]	Including write-down of $326